STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

11.  STOCK-BASED COMPENSATION

Equity Incentive Plan — The Company has one Equity Incentive Plan, the 2013 Equity Incentive Plan (the “Stock Plan”). Under the Stock Plan, the Company has the ability to issue incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock awards, and restricted stock units to selected employees, officers, directors and consultants of the Company as an incentive to such persons. The Company has reserved 10,636,317 shares of common stock for issuance to officers, directors, employees, and consultants of the Company pursuant to the Stock Plan. Of such reserved shares of common stock, as of both September 30, 2021, and December 31, 2020, 1,940,361 and 1,769,776 shares have been issued pursuant to option exercises and restricted stock purchase agreements respectively, 5,666,370 and 7,043,875 options to purchase shares have been granted and are currently outstanding, respectively, and 3,029,586 and 1,823,666 shares of common stock remain available for issuance pursuant to the Stock Plan, respectively.

Stock Options — Stock options granted under the Stock Plan are granted at a price per share not less than the fair value at the date of the grant. Options granted to date generally vest over a four-year period with 25% of the shares underlying the options vesting on the first anniversary of the vesting commencement date with the remaining 75% of the shares vesting on a pro-rata basis over the succeeding thirty-six months, subject to continued service with the Company through each vesting date. Options granted are generally exercisable for up to 10 years, also subject to continued service with the Company.

The following is a summary of stock options activity during the nine months ended September 30, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life
Outstanding as of December 31, 2019	8,009,767	$2.80	8.17
Granted	1,185,250
Exercised	(16,601)	1.14
Forfeited	(2,124,428)
Outstanding as of September 30, 2020	7,053,988	$2.76	7.05
Outstanding as of December 31, 2020	6,535,542	$2.97	7.30
Granted	368,730
Exercised	(170,585)	1.85
Forfeited	(1,116,317)
Outstanding as of September 30, 2021	5,617,370	$2.90	6.26
Vested and expected to vest as of September 30, 2021	5,617,370	$2.90	6.26
Exercisable as of September 30, 2021	4,113,816	$2.57	5.33

Stock-based compensation expense related to stock options was $359,656 and $436,823 for the three months ended September 30, 2021 and 2020, respectively, and $1,214,140 and $1,535,662 for the nine months ended September 30, 2021 and 2020, respectively. All stock-based compensation expense is recorded within selling, general, and administrative expense in the condensed consolidated Statements of Operations.

Incremental expense associated with the modification of stock options for an officer who left the Company during the nine months ended September 30, 2021 was $251,866. There were no modifications for the three months ended September 30, 2021.

As of September 30, 2021 and 2020, total unrecognized compensation costs related to unvested stock options was approximately $2,579,505 and $3,897,285, respectively. These costs are expected to be recognized over a weighted-average period of 1.23 years and 1.39 years, respectively. The aggregate intrinsic value of options exercised during the nine months ended September 30, 2021 and 2020 was $699,281 and $30,955, respectively. The total fair value of shares vested during the nine months ended September 30, 2021 and 2020 was $1,865,970 and $2,153,976, respectively.

RESTRICTED STOCK AWARDS — The company did not grant any restricted stock awards during the periods ended September 30, 2021 and December 31, 2020. As of September 30, 2021 and December 31, 2020, 1,540,000 shares of restricted stock have been granted to employees, with 1,540,000 shares vested and exercisable and no shares unvested. Restricted stock issued to employees generally vests over a four-year period and is contingent upon continued employment. Restricted stock is amortized to expense over the service period. There were no stock-based compensation costs related to restricted stock during the three and nine months ended September 30, 2021 and 2020. Restricted stock issued to advisors was expensed as of the grant date as the grants were issued after the performance of services by the advisors.

10.  STOCK-BASED COMPENSATION

Equity Incentive Plan — The Company has one Equity Incentive Plan, the 2013 Equity Incentive Plan (the “Stock Plan”). Under the Stock Plan, the Company has the ability to issue incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock awards, and restricted stock units to selected employees, officers, directors and consultants of the Company as an incentive to such persons. The Company has reserved 10,636,317 shares of Common Stock for issuance to officers, directors, employees, and consultants of the Company pursuant to the Stock Plan. Of such reserved shares of Common Stock, as of December 31, 2020, 1,769,776 shares have been issued pursuant to option exercises and restricted stock purchase agreements, 7,043,875 options to purchase shares have been granted and are currently outstanding, and 1,823,666 shares of Common Stock remain available for issuance pursuant to the Stock Plan.

Stock Options — Stock options granted under the Stock Plan are granted at a price per share not less than the fair value at the date of the grant. Options granted to date generally vest over a four-year period with 25% of the shares underlying the options vesting on the first anniversary of the vesting commencement date with the remaining 75% of the shares vesting on a pro-rata basis over the succeeding thirty-six months, subject to continued service with the Company through each vesting date. Options granted are generally exercisable for up to 10 years, also subject to continued service with the Company.

The following is a summary of stock options activity during the years ended December 31, 2020, 2019, and 2018:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life
Outstanding as of December 31, 2017	5,101,695	$2.22	8.55
Granted	644,600	3.17
Exercised	(91,209)	0.94
Forfeited	(1,094,300)
Outstanding as of December 31, 2018	4,560,786	$2.30	7.59
Granted	4,571,700	3.20
Exercised	(111,482)	1.16
Forfeited	(1,011,237)
Outstanding as of December 31, 2019	8,009,767	$2.80	8.17
Granted	1,234,250	3.00
Exercised	(55,213)	1.01
Forfeited	(2,653,262)
Outstanding as of December 31, 2020	6,535,542	$2.97	7.30
Vested and expected to vest as of December 31, 2020	6,535,542	$2.74	7.30
Exercisable as of December 31, 2020	3,986,608	$2.51	6.29

Stock-based compensation expense related to stock options was $1,956,009, $2,286,349, and $1,329,616 in 2020, 2019, and 2018, respectively. All stock-based compensation is recorded within selling, general and administrative expense on the consolidated Statements of Operations.

The following key assumptions were used in the Black-Scholes-Merton valuation model for the value stock option grants:

	2020	2019	2018
Expected volatility	51.8%	47.4%	46.9%
Expected term (in years)	5.99	5.90	5.90
Risk-free interest rate	0.3%	1.8%	2.8%
Expected dividend yield	0.0%	0.0%	0.0%

The weighted average grant date fair value of the options granted during the years ended December 31, 2020, 2019, and 2018 was $1.44, $1.49, and $1.52, respectively. As of December 31, 2020, 2019, and 2018, total unrecognized compensation costs related to unvested stock options was approximately $3,490,761, $6,321,143, and $2,386,838, respectively. These costs are expected to be recognized over a weighted-average period of 1.28 years, 1.39 years, and 1.11 years, respectively. The aggregate intrinsic value of options exercised during 2020, 2019, and 2018 was $109,880, $277,155, and $394,679, respectively. The total fair value of shares vested during the years and 2020, 2019, and 2018 was $2,558,269, $1,581,077, and $1,419,097, respectively.

RESTRICTED STOCK AWARDS — The company did not grant any restricted stock awards during the years ended December 31, 2020, 2019, and 2018. As of December 31, 2020, 2019, and 2018, respectively, 1,540,000 shares of restricted stock have been granted to employees, with 1,540,000 shares vested and exercisable and no shares unvested. Restricted stock issued to employees generally vests over a four-year period and is contingent upon continued employment. Restricted stock is amortized to expense over the service period. There were no stock-based compensation costs related to restricted stock during 2020 and 2019. Stock-based compensation expense related to restricted stock awards was $2,580 during 2018. Restricted stock issued to advisors was expensed as of the grant date as the grants were issued after the performance of services by the advisors.